AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 27, 2015.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 215	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 216	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire
K&L Gates LLP
70 W. Madison St., Suite 3100
Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 27, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 215 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 27, 2015 as the new effective date for Post-Effective Amendment No. 188 to the Trust’s Registration Statement, which was filed on April 13, 2015 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 193, 198, 201, 204, 208 and 211, to the Trust’s Registration Statement filed on June 11, 2015, July 10, 2015, August 7, 2015, September 4, 2015, October 2, 2015 and October 30, 2015, respectively. This Amendment relates solely to PowerShares High Income Downside Hedged Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 188 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 27th day of November, 2015.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	November 27, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	November 27, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	November 27, 2015
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	November 27, 2015
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	November 27, 2015
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	November 27, 2015
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	November 27, 2015
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	November 27, 2015
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	November 27, 2015
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	November 27, 2015
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	November 27, 2015
Donald H. Wilson

*By: /s/ Anna Paglia		November 27, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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